UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22077

Prospector Funds, Inc.
(Exact name of registrant as specified in charter)

370 Church Street
Guilford, CT 06437
(Address of principal executive offices) (Zip code)

Peter N. Perugini, Jr.
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT 06437
(Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2015 (unaudited)

Prospector Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS - 69.7%
Chemicals - 0.5%
E.I. Du Pont de Nemours	3,000	$144,600

Consumer Discretionary - 7.5%
Cablevision Systems, Class A	8,300	269,501
Darden Restaurants	4,900	335,846
DreamWorks Animation SKG, Class A *	18,900	329,805
McDonald's	8,100	798,093
Yum! Brands	3,300	263,835
		1,997,080
Consumer Staples - 15.7%
Campbell Soup	6,000	304,080
Coca-Cola	16,600	665,992
Colgate-Palmolive	7,400	469,604
Diageo - ADR	4,280	461,341
Edgewell Personal Care	2,700	220,320
Energizer Holdings	2,700	104,517
Mondelez International, Class A	11,350	475,225
Tootsie Roll Industries	23,560	737,192
Walgreens Boots Alliance	5,050	419,655
Wal-Mart Stores	5,100	330,684
		4,188,610
Diversified Financial Services - 3.6%
Legg Mason	9,250	384,893
Leucadia National	10,300	208,678
T. Rowe Price Group	5,400	375,300
		968,871
Energy - 4.3%
Clayton Williams Energy *	4,900	190,169
ConocoPhillips	9,300	446,028
Hess	7,100	355,426
Murphy Oil	6,400	154,880
		1,146,503
Healthcare - 10.0%
Abbott Laboratories	17,400	699,828
Eli Lilly & Co.	2,900	242,701
GlaxoSmithKline - ADR	14,250	547,912
Johnson & Johnson	5,400	504,090
Merck & Co.	13,600	671,704
		2,666,235
Industrials - 1.4%
Eaton	7,150	366,795

Information Technology - 6.8%
Automatic Data Processing	4,000	321,440
Comtech Telecommunications	14,600	300,906
FLIR Systems	16,550	463,235
Microsoft	8,050	356,293
Paychex	3,000	142,890
Science Applications International	5,600	225,176
		1,809,940

Insurance - 8.5%
American International Group	4,900	278,418
Berkshire Hathaway, Class B *	2,300	299,920
CNA Financial	4,800	167,664
Donegal Group, Class A	7,100	99,826
First American Financial	4,500	175,815
Loews	10,900	393,926
RenaissanceRe Holdings	1,914	203,496
Selective Insurance Group	6,400	198,784
State Auto Financial	19,700	449,357
		2,267,206
Metals & Mining - 0.2%
Alamos Gold, Class A	12,322	45,469

Paper & Forest Products - 3.4%
Domtar	18,451	659,623
Louisiana-Pacific *	17,800	253,472
		913,095
Real Estate - 2.8%
Howard Hughes *	1,200	137,688
Post Properties	10,650	620,789
		758,477
Telecommunication Services - 1.9%
Telephone & Data Systems	20,000	499,200

Utilities - 3.1%
FirstEnergy	12,300	385,113
NRG Energy	21,600	320,760
TransAlta	26,500	123,225
		829,098
Total Common Stocks
(Cost $18,411,869)		18,601,179

CONVERTIBLE BONDS - 22.2%	Par
Energy - 3.3%
InterOil
2.750%, 11/15/2015	$890,000	880,544

Healthcare - 4.9%
Hologic
0.000%, 12/15/2043	650,000	821,031
Medicines
1.375%, 06/01/2017	340,000	494,913
		1,315,944
Industrials - 2.7%
Chart Industries
2.000%, 08/01/2018	825,000	720,843

Information Technology - 1.7%
HomeAway
0.125%, 04/01/2019	500,000	461,250

Metals & Mining - 3.9%
RTI International
1.625%, 10/15/2019	975,000	1,024,969

Real Estate - 5.7%
Forest City Enterprises
4.250%, 08/15/2018	150,000	167,906
3.625%, 08/15/2020	625,000	646,875
Forestar Group
3.750%, 03/01/2020	825,000	703,828
		1,518,609
Total Convertible Bonds
(Cost $6,001,814)		5,922,159

CORPORATE BONDS - 5.6%
Consumer Staples - 1.8%
CVS Health
2.250%, 08/12/2019	463,000	467,992

Healthcare - 1.7%
Amgen
2.200%, 05/22/2019	464,000	465,917

Telecommunication Services - 2.1%
Verizon Communications
3.650%, 09/14/2018	525,000	553,397
Total Corporate Bonds
(Cost $1,490,889)		1,487,306

SHORT-TERM INVESTMENT - 2.9%	Shares
Invesco Treasury Portfolio, Institutional Class, 0.020% ^
(Cost $766,586)	766,586	766,586

Total Investments - 100.4%
(Cost $26,671,158)		26,777,230
Other Assets and Liabilities, Net - (0.4)%		(94,727)
Total Net Assets - 100.0%		$26,682,503

* Non-income producing security
ADR - American Depositary Receipt
^	The rate shown is the annualized seven-day effective yield as of September 30, 2015.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2015, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$18,601,179	$-	$-	$18,601,179
Convertible Bonds	-	5,922,159	-	5,922,159
Corporate Bonds	-	1,487,306	-	1,487,306
Short-Term Investment	766,586	-	-	766,586
Total Investments	$19,367,765	$7,409,465	$-	$26,777,230

Transfers between levels are recognized at the beginning of the reporting period. During the period ended September 30, 2015, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments September 30, 2015 (unaudited)

Prospector Opportunity Fund

Description	Shares	Value
COMMON STOCKS - 88.7%
Banks - 22.7%
Beneficial Bancorp *	75,100	$995,826
Blue Hills Bancorp	51,400	711,890
Capital Bank Financial, Class A *	28,600	864,578
Capital City Bank Group	21,100	314,812
Central Pacific Financial	45,300	949,941
Chicopee Bancorp	26,200	420,248
Citigroup	9,470	469,807
Clifton Bancorp	119,384	1,657,050
First Connecticut Bancorp	54,900	884,988
First Defiance Financial	8,900	325,384
First Foundation *	52,900	1,204,533
HomeTrust Bancshares *	118,400	2,196,320
Meridian Bancorp	24,800	339,016
Metro Bancorp	25,280	742,979
OceanFirst Financial	81,700	1,406,874
Oritani Financial	89,750	1,401,895
ServisFirst Bancshares	8,800	365,464
SI Financial Group	48,600	578,340
TowneBank	24,200	456,170
Waterstone Financial	100,100	1,349,348
Westfield Financial	100,500	768,825
		18,404,288
Chemicals - 1.1%
H.B. Fuller	25,400	862,076

Consumer Discretionary - 5.8%
Darden Restaurants	10,400	712,816
Denny's *	42,000	463,260
Home Depot	11,900	1,374,331
Hyatt Hotels, Class A *	13,300	626,430
McDonald's	15,500	1,527,215
		4,704,052
Consumer Staples - 8.6%
Church & Dwight	18,600	1,560,540
Diageo - ADR	7,200	776,088
Lancaster Colony	15,800	1,540,184
PepsiCo	6,900	650,670
Stock Spirits Group	202,000	566,841
Tootsie Roll Industries	59,518	1,862,318
		6,956,641
Diversified Financial Services - 6.4%
Franklin Resources	39,300	1,464,318
Invesco	51,700	1,614,591
Legg Mason	26,200	1,090,182
Leucadia National	50,500	1,023,130
		5,192,221
Energy - 3.6%
Hess	31,800	1,591,908
Murphy Oil	53,200	1,287,440
		2,879,348

Healthcare - 6.2%
Eli Lilly & Co.	11,000	920,590
Haemonetics *	21,900	707,808
Invacare	27,400	396,478
Merck & Co.	24,148	1,192,669
Patterson Companies	41,700	1,803,525
		5,021,070
Industrials - 5.9%
Celadon Group	22,000	352,440
CIRCOR International	20,700	830,484
Landstar System	16,100	1,021,867
Northrop Grumman	3,900	647,205
Powell Industries	27,400	824,740
Tyco International	33,300	1,114,218
		4,790,954
Information Technology - 10.0%
Comtech Telecommunications	13,600	280,296
EMC	27,500	664,400
FLIR Systems	26,200	733,338
Maxim Integrated Products	20,300	678,020
Microsoft	21,200	938,312
Paychex	28,300	1,347,929
Synopsys *	23,200	1,071,376
VeriSign *	19,700	1,390,032
Xilinx	23,600	1,000,640
		8,104,343
Insurance - 12.7%
AMERISAFE	10,600	527,138
Brown & Brown	61,500	1,904,655
Chubb	4,000	490,600
CNA Financial	18,900	660,177
Endurance Specialty Holdings	31,900	1,946,857
Infinity Property & Casualty	10,392	836,972
Primerica	21,300	959,991
Selective Insurance Group	17,000	528,020
Validus Holdings	22,900	1,032,103
XL Group	39,660	1,440,451
		10,326,964
Metals & Mining - 1.3%
Kinross Gold *	132,100	227,212
Newmont Mining	49,900	801,893
Victoria Gold *	96,500	8,492
		1,037,597
Paper & Forest Products - 0.5%
Domtar	12,300	439,725

Real Estate - 2.9%
Easterly Government Properties	200	3,190
Forestar Group *	29,700	390,555
Howard Hughes *	4,700	539,278
Parkway Properties	69,750	1,085,310
Winthrop Realty Trust	23,000	330,280
		2,348,613
Utilities - 1.0%
Public Service Enterprise Group	19,100	805,256
Total Common Stocks
(Cost $66,862,514)		71,873,148

CONVERTIBLE BONDS - 4.0%	Par
Healthcare - 3.5%
Hologic
2.000%, 12/15/2037	$1,000,000	1,706,875
Medicines
1.375%, 06/01/2017	775,000	1,128,110
		2,834,985
Real Estate - 0.5%
Forestar Group
3.750%, 03/01/2020	450,000	383,906
Total Convertible Bonds
(Cost $2,541,460)		3,218,891

SHORT-TERM INVESTMENT - 7.4%
Invesco Treasury Portfolio, Institutional Class, 0.020% ^
(Cost $5,986,936)	5,986,936	5,986,936

Total Investments - 100.1%
(Cost $75,390,910)		81,078,975
Other Assets and Liabilities, Net - (0.1)%		(72,036)
Total Net Assets - 100.0%		$81,006,939

* Non-income producing security
ADR - American Depositary Receipt
^	The rate shown is the annualized seven-day effective yield as of September 30, 2015.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2015, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$71,873,148	$-	$-	$71,873,148
Convertible Bonds	-	3,218,891	-	3,218,891
Short-Term Investment	5,986,936	-	-	5,986,936
Total Investments	$77,860,084	$3,218,891	$-	$81,078,975

Transfers between levels are recognized at the beginning of the reporting period. During the period ended September 30, 2015, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:

	Capital Appreciation Fund	Opportunity Fund
Cost of investments	$26,671,158	$75,390,910

Gross unrealized appreciation	2,426,585	11,613,472
Gross unrealized depreciation	(2,320,513)	(5,925,407)
Net unrealized appreciation	$106,072	$5,688,065

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title) /s/ John D. Gillespie
                                           John D. Gillespie, President

Date November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ John D. Gillespie
                                            John D. Gillespie, President

Date  November 23, 2015

By (Signature and Title) Peter N. Perugini
                                           Peter N. Perugini, Treasurer

Date  November 23, 2015